Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2022	2021
	$	$

Balance, beginning of year	117,281	104,282
Reclamation spending	(793)	(343)
Accretion expense	2,571	1,438
Change in obligation	(17,946)	12,484
Liabilities associated with assets sold	—	(580)
Balance, end of year	101,113	117,281
Less: current portion	(5,545)	(734)
	95,568	116,547